SHARE CAPITAL	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL
As of June 30, 2025 and December 31, 2024, the share capital of the Company comprises the following:

AS OF US$ MILLIONS, EXCEPT FOR PAR VALUE AND SHARE AMOUNTS	June 30, 2025					December 31, 2024
	Par Value		Authorized to Issue	Outstanding(1)	Carrying Amount	Par Value		Authorized to Issue	Outstanding(1)	Carrying Amount
Class A Senior Preferred Shares		$25.00	100,000,000	—	$—		$25.00	100,000,000	—	$—
Class B Senior Preferred Shares	C$	25.00	100,000,000	—	—	C$	25.00	100,000,000	—	—
Class A Junior Preferred Shares	25.00		1,000,000,000	—	—	25.00		1,000,000,000	—	—
Class B Junior Preferred Shares	C$	25.00	1,000,000,000	—	—	C$	25.00	1,000,000,000	—	—
Class A Exchangeable Shares	32.92		1,000,000,000	41,413,496	1,434	33.10		1,000,000,000	41,436,516	1,441
Class A-1 Exchangeable Shares	32.92		500,000,000	—	—	33.10		500,000,000	—	—
Class B Shares	32.92		500,000	24,000	1	33.10		500,000	24,000	1
Class C Shares	1.00		1,000,000,000	242,786,723	10,736	1.00		1,000,000,000	201,116,647	8,526
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(1)The number of issued shares is the same as the number of outstanding shares for all share types, except for Class A exchangeable shares. The number of issued Class A exchangeable shares was 43,491,520 as of June 30, 2025, including 2,078,024 shares held in treasury. The number of issued Class A exchangeable shares as of December 31, 2024 was 43,460,516, including 2,000,000 shares held in treasury.
For the six months ended June 30, 2025, the following events impacted the Company’s share capital position:
•On February 24, 2025, we repurchased 64,656 Class A exchangeable shares, which were held in treasury as of June 30, 2025.
•On June 25, 2025, Brookfield contributed $3.5 billion of BAM shares, in exchange for the issuance of 41,670,076 Class C shares and a promissory note. The promissory note is reported as “Due to related parties” in the statement of financial position.
For the six months ended June 30, 2024, in addition to the conversion of Class A-1 exchangeable shares by certain of its shareholders to Class A exchangeable shares, the following event impacted the Company’s share capital position:
•On May 3, 2024, we issued 26,586,622 Class C shares to Brookfield in exchange for BAM shares purchased from Brookfield which were used as consideration for the acquisition of AEL.
The movement of shares outstanding is as follows:

	2025			2024
AS OF AND FOR THE PERIODS ENDED JUN. 30 SHARE AMOUNTS	Class A Exchangeable Shares	Class B Shares	Class C Shares	Class A Redeemable Junior Preferred Shares	Class A Exchangeable Shares	Class A-1 Exchangeable Shares	Class B Shares	Class C Shares
Outstanding as of January 1	41,436,516	24,000	201,116,647	100,460,280	15,311,749	28,073,777	24,000	102,056,784
Acquisition of treasury shares, net	(64,656)	—	—	—	—	—	—	—
Conversions	—	—	—	—	1,523,169	(1,523,169)	—	—
Outstanding as of March 31	41,371,860	24,000	201,116,647	100,460,280	16,834,918	26,550,608	24,000	102,056,784
Issuances	41,636	—	41,670,076	—	—	—	—	26,586,622
Conversions	—	—	—	—	44,837	(44,837)	—	—
Outstanding as of June 30	41,413,496	24,000	242,786,723	100,460,280	16,879,755	26,505,771	24,000	128,643,406

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